Equity instruments measured at fair value	12 Months Ended
Dec. 31, 2017
Disclosure of equity instruments measured at fair value [Abstract]
Disclosure of fair value measurement of equity [text block]
11.	Equity instruments measured at fair value

As of December 31, 2016, Equity instruments measured at fair value mainly included the shares that Ecopetrol owned in Empresa de Energía de Bogotá S.A.E.S.P, which were sold as part of the shareholding sales plan, authorized by the National Government through Decree 2305 of November 13, 2014. During the 2017, Ecopetrol completed the sales of shares under the sales plan with the following:

-	On July 29, 2017, the sale of 10,999,163 shares took place, at a selling price of COP$2,000 pesos per share. This sale amounted to COP$21,998.

-	On October 19, 2017, the shareholding sales plan was completed, with the sale of the remaining 17,465,872 shares at a price of COP$2,000 pesos per share. This sale amounted to COP$34,932.

The movement of equity instruments measured at fair value as of December 31, 2017 and 2016 is as follows:

	2017	2016
Opening balance	51,610	913,488
Fair value adjustments	(7,828)	126,205
Proceeds from sale of shares	(56,930)	(966,715)
Profit (loss) on sale of shares	13,236	(21,368)
Transfers	(88)	-
Closing balance	-	51,610